STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Compensatory Common Stock Activity

		Weighted
		Average
		Issuance Date	Total
	Number of	Fair Value	Issuance Date
	Shares	Per Share	Fair Value
Non-vested, December 31, 2014	50,000	$6.44	$322,067
Granted	465,545	5.24	2,439,736
Vested	(485,545)	5.38	(2,605,803)
Forfeited	-	-	-
Non-vested, September 30, 2015	30,000	$5.23	$156,000

Summary of Warrant Activity

A summary of warrant activity for the nine months ended September 30, 2015 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	243,218	$10.06
Warrants granted	76,447,995	1.29
Warrants exercised	-	-
Warrants assumed in Merger	49,594	26.22
Warrants forfeited or expired	-	-

Outstanding at September 30, 2015	76,740,807	$1.33	4.8	$-

Exercisable at September 30, 2015	76,740,807	$1.33	4.8	$-

A summary of warrant activity for theyears ended December 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	10,677	$1.08
Warrants granted	205,203	3.34
Warrants exercised	—	—
Warrants forfeited or expired	—	—
Outstanding at December 31, 2013	215,880	$3.23
Warrants granted	1,193,181	2.00
Warrants exercised	(192,970)	3.30
Warrants forfeited or expired	—	—
Outstanding at December 31, 2014	1,216,091	$2.01	5.0	$—
Exercisable at December 31, 2014	215,620	$3.23	5.0	$—

Schedule of Additional Information Related to Warrants and Options

Options outstanding at December 31, 2014 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	900
Equity Incentive Plan	444
1,344

Summary of Options Outstanding

Options outstanding at September 30,2015 under the 2009 Equity Incentive plans are as follows:

Plan	Total Number of Options Outstanding under Plans
Non Plan Grants -Equity compensation not approved by security holders (1)	180,000
2009 Equity Incentive Plan	39,206
219,206

(1)	Represents options granted in October 2009, all of which expired subsequently on October 1, 2015.

Summary of Stock Option Activity Under All Option Plans

A summary of activity under the 2009 Equity Incentive Plan and Non Plan Grants at September 30, 2015 and changes during the nine months ended September 30, 2015:

	Number of Options	Weighted Average Exercise Price	Weighted- Average Remaining Term (Yrs.)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	268,860	$3.64	-	$-
Options granted	3,947	5.61	-	-
Options exercised	-	-	-	-
Options forfeited or expired	(53,600)	6.83	-	-
Outstanding at September 30, 2015	219,206	$2.22	1.1	$-
Exercisable at September 30, 2015	210,853	$2.20	0.9	$-
Available for grant at September 30, 2015	311,134

A summary of activity under all option Plans for the years ended December 31, 2014 and 2013 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	226	$10.30
Options granted	8	21.75
Options exercised	(8)	7.85
Options forfeited or expired	(2)	6.35
Outstanding at December 31, 2013	224	10.85
Options granted	50	35.00
Options exercised	(1)	5.00
Options forfeited or expired	(4)	7.35
Outstanding at December 31, 2014	269	$15.40	6.53	$—
Exercisable at December 31, 2014	203	$10.85	6.45	$—
Options available for grants at December 31, 2014	260

Schedule for additional information related to options
The following table presents additional information related to options as of September 30, 2015:
	Options Outstanding		Options Exercisable
Range of Exercise Price	Weighted Average Exercise Price	Outstanding Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.00 – $1.50	$1.06	21,540	$1.06	6.5	17,480
$1.51 – $1.99	1.58	8,440	1.58	5.6	8,106
$2.00 – $5.99	2.31	187,356	2.31	0.1	183,397
$6.00 – $9.63	9.63	1,870	9.63	2.0	1,870
		219,206		0.9	210,853

Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share

The following table summarizes the Company’ssecurities that have been excluded from the calculation of basic and dilutive loss per share as there effect would be anti-dilutive:

	September 30,
	2015	2014

Restricted stock units	30,000	250,000
Stock options	219,206	1,352,800
Warrants	76,740,807	22,910
Total	76,990,013	1,625,710

The following tablereconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2014	2013
Net (loss) income - basic	$(13,852,249)	$801,352
Denominator – basic:
Weighted average number of common shares outstanding	16,415,152	12,818,487
Basic (loss) earnings per common share	$(0.84)	$0.06
Net (loss) earnings - diluted	$(13,852,249)	$801,352
Denominator – diluted:
Basic weighted average number of common shares outstanding	16,415,152	12,818,487
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	-	349,428
Common share equivalents of convertible debt	-	-
Common share equivalents of outstanding warrants	-	18,450
Diluted weighted average number of common shares outstanding	16,415,152	13,186,365
Diluted (loss) earnings per common share	$(0.84)	$0.06
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	1,136,364	—
Stock options	1,344,300	6,434
Warrants	1,216,091	4,089

Warrant [Member]
Schedule of Additional Information Related to Warrants and Options

The following table presents additional information related to warrants as of September 30, 2015:

	Warrants Outstanding		Warrants Exercisable
	Weighted		Weighted	Weighted
Range of	Average	Outstanding	Average	Average	Exercisable
Exercise	Exercise	Number of	Exercise	Remaining Life	Number of
Price	Price	Warrants	Price	In Years	Warrants

$1.00 - $1.99	$1.24	75,251,835	$1.24	4.8	75,251,835
$2.00 - $4.99	2.52	677,733	2.52	4.7	677,733
$5.00 - $6.99	6.40	551,305	6.40	4.4	551,305
$7.00 - $16.99	10.05	240,265	10.05	4.1	240,265
$17.00 - $66.20	64.52	19,669	64.52	2.1	19,669
		76,740,807		4.8	76,740,807

Stock Options [Member]
Schedule of Additional Information Related to Warrants and Options

The following table presents additional information related to options as of September 30, 2015:

	Options Outstanding		Options Exercisable
	Weighted		Weighted	Weighted
Range of	Average	Outstanding	Average	Average	Exercisable
Exercise	Exercise	Number of	Exercise	Remaining Life	Number of
Price	Price	Options	Price	In Years	Options

$1.00 - $1.50	$1.06	21,540	$1.06	6.5	17,480
$1.51 - $1.99	1.58	8,440	1.58	5.6	8,106
$2.00 - $5.99	2.31	187,356	2.31	0.1	183,397
$6.00- $9.63	9.63	1,870	9.63	2.0	1,870
		219,206		0.9	210,853